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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000

                 Check here if Amendment [ ]; Amendment Number:
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                  Name: Reliance Financial Services Corporation
                            Address: 5 Hanover Square
                               New York, NY 10004
                          Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           George E. Bello
Title:          Executive Vice President
Phone:          212-585-3600

Signature, Place, and Date of Signing:            /s/  George E. Bello
---------------------------------------      ---------------------------------
                                                 New York, New York
                                                 February 12, 2001


        NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

        Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:             10
Form 13F Information Table Value Total (thousands): $469,938
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              Form 13F
  No.        File Number                               Name
  ---        -----------                               ----
1.            28-160                        Reliance Insurance Company




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
                                                    Form 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2     COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
-----------        --------------  ---------  ------------  -----------------------  ----------  --------  -------------------------
                                                                                                               VOTING AUTHORITY
                                                 VALUE        SHRS OR     SH/  PUT/  INVESTMENT   OTHER    -------------------------
 NAME OF ISSUER    TITLE OF CLASS    CUSIP      (x$1000)      PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-----------------  --------------  ---------  ------------  ------------  ---  ----  ----------  --------  -------  -------  -------

AVIGEN INC         COM             053690103          208        10,000    SH         DEFINED        1        X
GENTA INC          COM NEW         37245M207          400        50,000    SH         DEFINED        1        X
HEARTPORT INC      SB NT CV        421969AA4        6,374    31,870,000   PRN         DEFINED        1        X
                   144A 04
HEARTPORT INC      SB NT CV        421969AC0        2,491    12,455,000   PRN         DEFINED        1        X
                   7.25% 04
INDIVIDUAL
 INV GROUP INC     COM             455907105          271       666,666    SH         DEFINED        1        X
LANDAMERICA FINL
 GROUP INC         COM             514936103      163,344     4,039,473    SH         DEFINED        1        X
SUNBEAM CORP       SRSDCV          867071AA0        2,465   219,100,000   PRN         DEFINED        1        X
                   ZR0144A18
SYMBOL
 TECHNOLOGIES INC  COM             871508107      294,262     8,173,931    SH         DEFINED        1        X
BOSTON LIFE
 SCIENCES INC      COM NEW         100843408          115        37,500    SH         DEFINED        1        X
RELIANCE GROUP
 HOLDINGS INC      COM             759464100            8     1,401,173    SH         DEFINED        1        X